Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents tables [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Cash at bank	33,611	45,645	41,701
Cash equivalents	9,564	10,267	9,025
Total	43,175	55,912	50,726